Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($)
$ in Thousands
		May 31, 2025	May 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value		$ 130,539	$ 135,777
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	[1]	130,539	135,777
Available for sale investments at original cost		89,599	89,167
Avaiable for sale investments cumulative unrealized gain		$ 40,940	$ 46,610

[1]	As of May 31, 2025, the fair value of available-for-sale investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$ 40,940. As of May 31, 2024, the fair value of available-for-sale investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610.